As filed with the Securities Exchange Commission on March 30, 2012

Registration Nos.: 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199	Bruce A. Rosenblum, Esq. K&L Gates LLP 1601 K St, N.W., Suite 1200 Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that the filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating April 17, 2012 as the new effective date for the previously filed Post-Effective Amendment No. 41 under Rule 485(a) under the 1933 Act and Amendment No. 43 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Variable Insurance Trust (the “Trust”). This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 41 under the 1933 Act and Amendment No. 43 under the 1940 Act to the Trust’s Registration Statement filed on January 18, 2012.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Variable Portfolio – Contrarian Core Fund, Variable Portfolio – AQR Managed Futures Strategy Fund, Variable Portfolio – Eaton Vance Global Macro Advantage Fund and Variable Portfolio – Oppenheimer Commodity Strategy Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Variable Insurance Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 30th day of March, 2012

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	March 30, 2012
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	March 30, 2012
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	March 30, 2012
Joseph F. DiMaria	(Principal Accounting Officer)

RODMAN L. DRAKE*	Trustee	March 30, 2012
Rodman L. Drake

DOUGLAS A. HACKER*	Trustee	March 30, 2012
Douglas A. Hacker

JANET LANGFORD KELLY*	Trustee	March 30, 2012
Janet Langford Kelly

NANCY T. LUKITSH*	Trustee	March 30, 2012
Nancy T. Lukitsh

WILLIAM E. MAYER*	Trustee	March 30, 2012
William E. Mayer

DAVID M. MOFFETT*	Trustee	March 30, 2012
David M. Moffett

CHARLES R. NELSON*	Trustee	March 30, 2012
Charles R. Nelson

JOHN J. NEUHAUSER*	Trustee	March 30, 2012
John J. Neuhauser

PATRICK J. SIMPSON*	Trustee	March 30, 2012
Patrick J. Simpson

WILLIAM F. TRUSCOTT *	Trustee	March 30, 2012
William F. Truscott

ANNE-LEE VERVILLE*	Trustee	March 30, 2012
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact March 30, 2012

**	Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012, filed herewith, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011 and incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on January 18, 2012, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 20, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A, filed with the Commission on May 28, 2010.

EXHIBIT INDEX

Exhibit No.	Description

(q)(8)	Power of Attorney for William F. Truscott, dated March 9, 2012